Securities - Summary of Unrealized Gains and Losses (Detail) - CAD ($) $ in Millions	Apr. 30, 2020	Oct. 31, 2019
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Financial assets at fair value through other comprehensive income	$ 120,705	$ 111,104
Securities [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	118,176	108,862
Gross unrealized gains	588	368
Gross unrealized (losses)	(1,094)	(250)
Financial assets at fair value through other comprehensive income	117,670	108,980
Securities [member] | Government and government-related securities [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	92,827	82,997
Gross unrealized gains	526	277
Gross unrealized (losses)	(216)	(103)
Financial assets at fair value through other comprehensive income	93,137	83,171
Securities [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	16,453	9,603
Gross unrealized gains	115	62
Gross unrealized (losses)	(8)	(2)
Financial assets at fair value through other comprehensive income	16,560	9,663
Securities [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	15,848	12,890
Gross unrealized gains	97	77
Gross unrealized (losses)	(107)	(40)
Financial assets at fair value through other comprehensive income	15,838	12,927
Securities [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	42,343	40,703
Gross unrealized gains	243	86
Gross unrealized (losses)	(71)	(52)
Financial assets at fair value through other comprehensive income	42,515	40,737
Securities [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	13,558	14,394
Gross unrealized gains	34	21
Gross unrealized (losses)	(8)	(8)
Financial assets at fair value through other comprehensive income	13,584	14,407
Securities [member] | Government and government-related securities [member] | Mortgage- backed securities [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	4,625	5,407
Gross unrealized gains	37	31
Gross unrealized (losses)	(22)	(1)
Financial assets at fair value through other comprehensive income	4,640	5,437
Securities [member] | Other debt securities [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	22,360	23,969
Gross unrealized gains	34	56
Gross unrealized (losses)	(510)	(56)
Financial assets at fair value through other comprehensive income	21,884	23,969
Securities [member] | Other debt securities [member] | Asset-backed financings [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	13,095	15,890
Gross unrealized gains	13	29
Gross unrealized (losses)	(327)	(31)
Financial assets at fair value through other comprehensive income	12,781	15,888
Securities [member] | Other debt securities [member] | Non Agency Collateralized Mortgage Obligation Portfolio [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	198	247
Financial assets at fair value through other comprehensive income	198	247
Securities [member] | Other debt securities [member] | Corporate and other debt [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	9,067	7,832
Gross unrealized gains	21	27
Gross unrealized (losses)	(183)	(25)
Financial assets at fair value through other comprehensive income	8,905	7,834
Securities [member] | Debt securities [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	115,187	106,966
Gross unrealized gains	560	333
Gross unrealized (losses)	(726)	(159)
Financial assets at fair value through other comprehensive income	115,021	107,140
Securities [member] | Equity securities [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	2,989	1,896
Gross unrealized gains	28	35
Gross unrealized (losses)	(368)	(91)
Financial assets at fair value through other comprehensive income	2,649	1,840
Securities [member] | Equity securities [member] | Common shares [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	2,686	1,594
Gross unrealized gains	28	31
Gross unrealized (losses)	(255)	(27)
Financial assets at fair value through other comprehensive income	2,459	1,598
Securities [member] | Equity securities [member] | Preferred shares [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	303	302
Gross unrealized gains		4
Gross unrealized (losses)	(113)	(64)
Financial assets at fair value through other comprehensive income	$ 190	$ 242